Redeemable Convertible Preference Shares (Details)				5 Months Ended	12 Months Ended
	Dec. 03, 2025 MYR (RM) shares	Dec. 03, 2025 USD ($) $ / shares shares	Dec. 01, 2023 MYR (RM) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 MYR (RM) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 03, 2025 USD ($) shares	Oct. 01, 2025 MYR (RM) shares	Oct. 01, 2025 USD ($) shares	Dec. 23, 2024 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Mar. 15, 2024 MYR (RM) shares	Mar. 15, 2024 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 01, 2023 USD ($)	Aug. 08, 2023 $ / shares	Dec. 31, 2022 MYR (RM) shares
Redeemable Convertible Preference Shares [Line Items]
Cash considerations (in Ringgits) | RM					RM 3,000,000
Shares issued amount	RM 1,825,650				RM 185,650							$ 450,111
Subscription price | $ / shares										$ 2.5
Tenure from the date of first issuance					60 months	60 months
Tenure the last day of the period from the date of first issuance					5 years	5 years
Fixed non-accumulated dividend rate per annum					10.00%	10.00%
Related unpaid dividends issuing shares			336,366
Fair value			RM 3,882,500		RM 3,177,600															$ 840,915
Finance cost (in Ringgits)					1,099,631	$ 271,111	RM 1,673,335		RM 505,826
Number of sold shares				268,504
Opted to Convert Units							419,929	419,929
Total redemption amount	RM 405,700	$ 100,000			RM 405,700	$ 100,000
Extend units					103,637	103,637
Net book value of the liability				RM 6,483,536	RM 6,583,486		RM 9,590,370		RM 6,483,536	$ 6,483,536	$ 1,623,147											RM 2,500,000
Converted to ordinary shares					180,000	180,000
Additional year					1 year	1 year
Net book value of the liability and equity components | $								$ 478,379
Subscription date							2 years	2 years
Percentage of Preferential Cumulative Dividend							10.00%	10.00%
AG RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued				500,000					500,000	500,000												2,000,000
Shares issued amount | RM				RM 500,000					RM 500,000	$ 500,000												RM 2,000,000
Subscription price | RM / shares					RM 1
AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued				604,870	714,979				604,870	604,870	714,979
Shares issued amount | RM							RM 4,389,989
Fair value | RM				RM 6,942,953					RM 6,942,953	$ 6,942,953
Share price of fair value based (in Dollars per share) | $ / shares											$ 2.5								$ 2.5
Finance cost (in Ringgits) | RM									RM 704,900
Number of sold shares				671,260
Number of Sold Share (in Ringgits) | RM				RM 3,109,483
Opted to Convert Units							419,929	419,929
Redeemed units	40,000	40,000			40,000	40,000
Shares per share (in Dollars per share) | $ / shares		$ 2.5
Convert units	180,000	180,000
Net book value of the liability					RM 330,730						$ 81,541
Net book value of the liability and equity components | RM							RM 9,590,370
Preference shares [member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued					3,000,000						3,000,000
Preference shares [member] | AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Net book value of the liability					RM 6,583,486						$ 1,623,147
Preference shares [member] | Carrying amount [member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued					7,989,890						7,989,890
Ordinary Shares [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued	180,000			820,000					820,000	820,000		180,000	1,250,000	1,250,000	3,556	3,556	1,030,494	1,030,494
Shares issued amount				RM 820,000					RM 820,000	$ 820,000			RM 507	$ 125	RM 39,450	$ 8,827	RM 461	$ 103
Share price of fair value based (in Dollars per share) | $ / shares																					$ 0.0001